As filed with the Securities and Exchange Commission on April 17, 2015

Registration No. 333-515

811-07513

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 208	☒
and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 209	☒
(Check appropriate box or boxes)

PUTNAM FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(617) 292-1000

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 30, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ROBERT T. BURNS, Vice President

PUTNAM FUNDS TRUST

One Post Office Square

Boston, Massachusetts 02109

(Name and address of agent for service)

Copy to:

BRYAN CHEGWIDDEN, Esquire

ROPES & GRAY LLP

1211 Avenue of the Americas

New York, New York 10036

This Post-Effective Amendment relates solely to the Registrant’s Putnam Emerging Markets Income Fund, Putnam Global Dividend Fund, Putnam Intermediate-Term Municipal Income Fund and Putnam Short-Term Municipal Income Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 17th day of April, 2015.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended,, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter *	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Principal Accounting Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

John A. Hill*	Trustee

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Paul L. Joskow*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact April 17, 2015

* Signed pursuant to power of attorney filed in Post-Effective Amendment No. 150 to the Registrant’s Registration Statement on September 28, 2012.

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